Reserve for Mortgage Repurchases and Indemnifications - Additional Information (Detail) (Loss in excess of recorded reserves for mortgage repurchases and indemnifications, USD $)	Sep. 30, 2013	Dec. 31, 2012
Loss in excess of recorded reserves for mortgage repurchases and indemnifications
Movement in Valuation Allowances and Reserves [Roll Forward]
High end of the range of possible additional loss	$ 2,362,000	$ 690,000